EMPLOYEE BENEFITS - Defined benefit pension plan - Current expenses (Details) - Defined benefit pension plan - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current expenses of the defined benefit pension plans
Cost of current service	R$ 60,595	R$ 57,619	R$ 121,962
Interest expense	90,381	199,389	226,406
Return on plan assets	(64,128)	(186,856)	(216,005)
Past service cost	1,082	2,788	(151,685)
Curtailment			(4,510)
Settlement	(566)	609
Interest cost on unrecoverable surplus	21,211	22,916	23,515
Net pension cost (benefit)	R$ 108,575	R$ 96,465	R$ (317)